CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012
Current assets:
Cash and cash equivalents	$ 148,605	$ 212,267
Restricted cash	68,833	68,749
Accounts receivable - net	414,066	350,697
Recoverable income taxes	5,600	7,083
Inventories - net	50,992	52,366
Deferred income taxes and other current assets	16,754	21,564
Total current assets	704,850	712,726
Long-term contract receivables	20,830	22,070
Long-term capitalized contract costs	51,805	26,875
Property, plant and equipment - net	54,732	55,327
Goodwill	185,589	146,933
Purchased intangibles - net	62,930	39,374
Other assets	19,507	23,012
Total assets	1,100,243	1,026,317
Current liabilities:
Short-term borrowings	25,000
Trade accounts payable	33,322	47,917
Customer advances	92,178	100,764
Accrued compensation and other current liabilities	128,096	108,668
Income taxes payable	7,094	20,733
Current portion of long-term debt	527	4,561
Total current liabilities	286,217	282,643
Long-term debt	52,502	6,942
Other long-term liabilities	67,918	66,390
Shareholders' equity:
Common stock	12,633	12,574
Retained earnings	751,439	715,043
Accumulated other comprehensive loss	(34,464)	(21,148)
Treasury stock at cost	(36,078)	(36,078)
Shareholders' equity related to Cubic	693,530	670,391
Noncontrolling interest in variable interest entity	76	(49)
Total shareholders' equity	693,606	670,342
Total liabilities and shareholders' equity	$ 1,100,243	$ 1,026,317